Business combination - Additional Information (Details) - COP ($) $ in Millions		9 Months Ended
	Aug. 20, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill.		$ 5,238,201		$ 4,686,324
Profit (loss) from operating activities		48,454,216	$ 19,274,932
Profit (loss)		27,530,825	$ 11,274,986
Property, plant and equipment.		$ 96,760,471		$ 90,076,526
ISA
Disclosure of detailed information about business combination [line items]
Profit before tax from continuing operations if acquisition has happened beginning of year	$ 2,096,511
Revenue if acquisition has happened beginning of year	7,039,487
Revenue included in the consolidated profit or loss statement	4,113,198
Profits included in the consolidated profit or loss statement	$ 1,108,202